Property, plant and equipment - Narrative (Details) $ in Thousands										3 Months Ended		6 Months Ended
	Jul. 03, 2025 USD ($) T	Jun. 02, 2025 USD ($)	Apr. 03, 2025 USD ($)	Mar. 14, 2025 USD ($) T	Mar. 13, 2025 USD ($)	Mar. 10, 2025 USD ($)	Dec. 31, 2024 USD ($) T	Dec. 18, 2024	May 21, 2024 USD ($) T	Jun. 30, 2025 USD ($) vessel T twenty-footEquivalent	Mar. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) vessel T twenty-footEquivalent	Jun. 30, 2024 USD ($)	Jun. 23, 2025 T	May 23, 2025 T	Apr. 30, 2025 T	Apr. 23, 2025 T	Apr. 10, 2025 T	Jan. 23, 2025 T	Jan. 07, 2025 T
Disclosure of detailed information about property, plant and equipment [line items]
Book Value							$ 3,271,084			$ 7,279,642		$ 7,279,642
Proceeds from the sale of vessels												262,974	$ 1,511,765
Gains on disposal of vessels/other tangible assets												103,791	$ 502,547
Contractual commitments for acquisition of property, plant and equipment							$ 2,400,000			1,900,000		1,900,000
Alsace
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T									299,999
Proceeds from the sale of vessels									$ 96,900
Gain											$ 27,500
Cap Lara - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							158,826
Proceeds from the sale of vessels							$ 33,200
Gain						$ 18,800
Non-current assets or disposal groups classified as held for sale							14,400
Windcat 6 - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Gain					$ 200
Number of years of service								18 years
Iris - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T				314,000
Golden Zhoushan | Other disposals of assets
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	175,853
Non-current assets or disposal groups classified as held for sale	$ 26,500
Losses on disposals of property, plant and equipment	4,500
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value							2,617,484			6,306,131		6,306,131
Vessels | Newcastlemax Mineral Portugal | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				210,754
Vessels | Newcastlemax Mineral Osterreich | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																			210,761
Vessels | Newcastlemax Mineral Suomi | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																		210,000
Vessels | Newcastlemax Mineral Sverige | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																	210,000
Vessels | Newcastlemax Mineral Polska | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T															210,000
Vessels | Newcastlemax Mineral Cesko | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														210,000
Vessels | Cap Lara - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain												18,776
Losses on disposals of property, plant and equipment												0
Vessels | Windcat 6 - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Gain												220
Losses on disposals of property, plant and equipment												0
Vessels | Iris - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																314,000
Proceeds from the sale of vessels				$ 100,000
Gain												57,133
Gains on disposal of vessels/other tangible assets										57,100
Losses on disposals of property, plant and equipment												0
Vessels | Golden Keen - Sale | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels			$ 16,800
Gain												199
Gains on disposal of vessels/other tangible assets		$ 200
Losses on disposals of property, plant and equipment												0
Vessels | Golden Zhoushan | Property, plant and equipment | Other disposals of assets
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds before commission	$ 22,100
Commission on sale proceeds	0.01
Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value							$ 628,405			746,330		746,330
Borrowing costs capitalised												$ 10,800
Capitalisation rate of borrowing costs eligible for capitalisation												7.00%
Contractual commitments for acquisition of property, plant and equipment										$ 1,920,979		$ 1,920,979
Vessels under construction | Vessels under construction | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										42		42
Book Value										$ 746,300		$ 746,300
Vessels under construction | Eco-type VLCCs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										5		5
Number of vessels committed to build | vessel										5		5
Vessels under construction | Eco-type Suezmax | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										2		2
Number of vessels committed to build | vessel										2		2
Vessels under construction | Dual-fuel bitumen tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										2		2
Number of vessels committed to build | vessel										2		2
Vessels under construction | Newcastlemax bulk carriers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										11		11
Number of vessels committed to build | vessel										12		12
Vessels under construction | Chemical tankers | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										8		8
Contractual commitments for acquisition of property, plant and equipment										$ 411,450		$ 411,450
Number of vessels committed to build | vessel										8		8
Vessels under construction | CSOVs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										6		6
Contractual commitments for acquisition of property, plant and equipment										$ 219,947		$ 219,947
Number of vessels committed to build | vessel										6		6
Vessels under construction | Coaster vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										5,000		5,000
Number of vessels under construction | vessel										2		2
Number of vessels committed to build | vessel										2		2
Vessels under construction | Ammonia-powered container vessel | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | twenty-footEquivalent										1,400		1,400
Number of vessels under construction | vessel										1		1
Number of vessels committed to build | vessel										1		1
Vessels under construction | Hydrocat crew transfer vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel										4		4
Vessels under construction | Container vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment										$ 55,422		$ 55,422